Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Statements [Line Items]
Summary of loans and borrowings

Loans and borrowings	December 31,
in €‘000	2021	2022
Current portion of loans and borrowings
Bank loans	73	59
Lease liabilities (Note 15)	6,013	7,302
	6,086	7,361
Non - Current portion of loans and borrowings
Bank loans	411,379	772
Lease liabilities (Note 15)	17,885	14,712
	429,264	15,484
Total	435,350	22,845

Summary of bank loans and bank overdrafts

Financial debt movements and change in bank overdrafts	Loans	Loans
in €‘000	non-current	current	Overdrafts	Total
Balance as of January 1, 2021	410,654	352	95	411,101
Addition from business combination	1,475	—	—	1,475
Payment of loans and borrowings	(2,024)	(352)	(22)	(2,398)
Amortization of borrowing costs	1,232	—	—	1,232
Foreign currency rate adjustment	42	—	—	42
Balance as of December 31, 2021	411,379	—	73	411,452
Addition from business combination	219	6	—	225
Transaction costs related to borrowing costs	(1,100)	—	—	(1,100)
Payment of loans and borrowings	(420,682)	(3)	(23)	(420,708)
Amortization of borrowing costs	8,057	—	—	8,057
Reclassification of borrowing costs	2,846	—	—	2,846
Foreign currency rate adjustment	53	—	6	59
Balance as of December 31, 2022	772	3	56	831

Senior Facilities Agreement [Member] | Senior Secured Term Loan Facility [Member]
Statements [Line Items]
Summary of senior secured net leverage ratio

Senior Secured Net Leverage Ratio	Facility B Margin (% per annum)
Greater than 4.50:1.00	4.25
Greater than 4.00:1.00 but equal to or less than 4.50:1.00	4.00
Greater than 3.50:1.00 but equal to or less than 4.00:1.00	3.75
Equal to or less than 3.50:1.00	3.50

Senior Facilities Agreement [Member] | Multicurrency Revolving Credit Facility [Member]
Statements [Line Items]
Summary of senior secured net leverage ratio

Senior Secured Net Leverage Ratio	RCF Margin (% per annum)
Greater than 4.50:1.00	3.75
Greater than 4.00:1.00 but equal to or less than 4.50:1.00	3.50
Greater than 3.50:1.00 but equal to or less than 4.00:1.00	3.25
Greater than 3.00:1.00 but equal to or less than 3.50:1.00	3.00
Equal to or less than 3.00:1.00	2.75